NOTE 4. NOTES PAYABLE - Principal Payments (Details Narrative) (Quarterly Report, USD $)	Sep. 30, 2013
Quarterly Report
2014	$ 136,640
2015	28,026
2016	24,883
Thereafter	0
TOTAL	$ 189,549